Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Balances And Transactions With Related Parties
Schedule of consolidated balances and transactions

	Assets
	2025	2024

Telecom Italia Sparkle(i)	8,391	10,188
Gruppo Havas(vi)	-	12,831
TI Sparkle(iii)	5	28
TIM Brasil (vii)	23,183	23,260
Telecom Italia S.p.A. (ii)	5,850	24,962
I-Systems (ix)	53,538	45,907
Other	97	97
Total	91,064	117,273

	Liabilities
	2025	2024

Telecom Italia S.p.A. (ii)	90,846	154,729
Telecom Italia Sparkle(i)	6,407	11,599
TI Sparkle(iii)	2,402	11,290
TIM Brasil (iv)	10,858	10,858
Vivendi Group(v)	-	1,152
Gruppo Havas(vi)	-	104,757
I-Systems(viii)	56,027	58,613
TIM Brasil (x)	791,797	367,943
Other	4,138	3,865
Total	962,475	724,806

	Revenues
	2025	2024	2023

Telecom Italia S.p.A. (ii)	19,007	11,352	4,366
Telecom Italia Sparkle(i)	3,706	5,939	3,980
TI Sparkle(iii)	273	339	911
I Systems(ix)	2,299	3,196	27,315
Total	25,285	20,826	36,572

	Cost / Expense
	2025	2024	2023

Telecom Italia S.p.A. (ii)	153,861	151,677	130,994
Telecom Italia Sparkle(i)	4,757	6,667	13,520
TI Sparkle(iii)	14,425	11,290	17,762
Vivendi Group(v)	1,851	5,853	8,390
Gruppo Havas(vi)	274,836	608,060	531,350
I-Systems(viii)	458,550	452,931	429,771
Other	33,127	26,994	18,445
Total	941,407	1,263,472	1,150,232

(i)	Amounts refer to roaming, Value-Added Services – VAS, transfer of means and international voice-wholesale.

(ii)	Amounts refer to international roaming, technical assistance and value-added services – VAS and licensing for the use of a registered trademark, granting TIM. S.A. the right to use the “TIM” brand upon payment of royalties in the amount of 0.5% of the Company’s net revenue, with payment made on a quarterly basis.

(iii)	Amounts refer to link rental, EILD rental, media rental (submarine cable) and signaling service.

(iv)	Refers mainly to judicial deposits made on account of labor claims and transfers of employees.

(v)	Amounts refer to Value Added Services-VAS. In May 2025, the Vivendi Group ceased to be a related party.

(vi)	Refer to advertising services, of which, in 2025, R$ 255,949 (R$ 562,994 in 2024 and R$ 487,839 in 2023) are related to media transfers. In May 2025, Gruppo Havas ceased to be a related party.

(vii)	Refer to judicial deposits made on account of labor claims.

(viii)	The amounts refer to fiber infrastructure capacity services.

(ix)	Refers mainly to prepaid expenses, which represent the costs of installing the neutral network deferred for the effectiveness of the contract.

(x)	The amounts refer to the balance of interest on capital and dividends payable to the parent company.